                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated March 31, 2008 to PROSPECTUSES dated May 1, 2007

                      Optional Income Plus for Life Rider
                             Available in New York
                        (6% Lifetime Income Bonus Rate)

WHAT IS THE PURPOSE OF THIS SUPPLEMENT?

This Supplement describes the features of the Income Plus for Life Rider that is available for Contracts issued in New York by John Hancock Life Insurance Company of New York. We refer to this Rider as the "NY Income Plus for Life"" Rider in this Supplement.

This Supplement is applicable to:

     - Contracts issued on or after March 31, 2008 with a NY Income Plus for Life Rider; and

     - Contracts issued in New York on or after May 1, 2007 that qualify for an exchange of an existing guaranteed minimum withdrawal benefit Rider on or after March 31, 2008 for a NY Income Plus for Life Rider.

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts issued on or after May 1, 2007 by John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus") and retain all documents for future reference. If you would like another copy of the annuity prospectus, which includes the "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" prospectus supplement, please contact our Annuities Service Office in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuitiesnewyork.com.

WHAT ARE THE FEATURES OF THE NY INCOME PLUS FOR LIFE RIDER?

The NY Income Plus for Life Rider is an optional "guaranteed minimum withdrawal benefit" Rider. We describe five differences in this Supplement between the NY Income Plus for Life Rider and the Income Plus for Life Rider available outside of New York:

     -    Lifetime Income Date;

     -    Lifetime Income Bonuses;

     -    Change of Riders;

     -    Impact of Withdrawals on Guaranteed Minimum Death Benefit; and

     -    Withdrawals under the Life Expectancy Distribution Program.

We also provide new examples in this Supplement to illustrate hypothetical results of Contracts with a NY Income Plus for Life Rider. In all other respects, including the Rider fee, the NY Income Plus for Life Rider is the same as the Income Plus for Life Rider described in the annuity prospectus. You should carefully read the section entitled "VI. Optional Benefits" in the annuity prospectus for more information about the NY Income Plus for Life Rider.

We do NOT offer the Income Plus for Life - Joint Life Rider in New York and you should disregard references in the annuity prospectus to this Rider if you are purchasing a Contract in New York.

WHAT IS THE LIFETIME INCOME DATE UNDER THE NY INCOME PLUS FOR LIFE RIDER?

The LIFETIME INCOME DATE is the date on which we determine the Life Income Amount. This will be the date you purchase the Rider if you are age 61 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 61.

HOW DO LIFETIME INCOME BONUSES WORK UNDER A NY INCOME PLUS FOR LIFE RIDER?

We revise the Income Plus for Life section in the annuity prospectus to provide the following description of Lifetime Income Bonuses for NY Income Plus for Life
Rider:

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while a NY Income Plus for Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 6% of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 6% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

(You should disregard the supplement to the annuity prospectus dated January 17, 2008 that describes a 7% Lifetime Income Bonus rate. We do not issue the NY Income Plus for Life Rider with this rate.)

DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NY INCOME PLUS FOR LIFE RIDER IF I ALREADY OWN A CONTRACT WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER?

Yes. If we issue you a Contract on or after May 1, 2007 in New York with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or Principal Returns Rider, you will be allowed to exchange that Rider (the "Current Rider") for a NY Income Plus for Life Rider if:

     - the NY Income Plus for Life Rider was not available in New York at the time we issued your Contract, but becomes available in New York after we issued your Contract; and

     - unless we agree otherwise, you elect to exchange your Current Rider by April 30, 2008.

If you are eligible and decide to exchange your Current Rider for a NY Income Plus for Life Rider by April 30, 2008:

     - you will have to pay the current annual fee for the new Rider, as described in the Fee Tables section of the annuity prospectus for Income Plus for Life;

     - the Covered Person under a new NY Income Plus for Life Rider must be a Covered Person under your Current Rider;

     - we will calculate the initial Benefit Base under the new Rider as of the Contract Date if you exchange your Current Rider before the first Contract Anniversary;

     - we will calculate the initial Benefit Base under the new Rider to equal the Contract Value of your Contract if you exchange your Current Rider on or after the first Contract Anniversary;

     - if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider on the later of (a) the 10th Contract Anniversary following the exchange or (b) the Contract Anniversary following the Covered Person's attainment of age 69; and

     - if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider as (a) 200% of the Contract Value on the date of the exchange plus any Purchase Payments applied to the Benefit Base after the exchange but prior to the Contract Anniversary next following the exchange; plus (b) 100% of any Purchase Payments applied to the Benefit Base after the Contract Anniversary next following the exchange but prior to the Target Date.

     - Your existing guaranteed minimum withdrawal benefit Rider may permit you to invest in Investment Options that are not available under a new NY Income Plus for Life Rider. If you choose to purchase a new NY Income Plus for Life Rider, none of your Contract Value may remain in any previously "restricted" Investment Option. You must transfer your Contract Value out of any Investment Option that is not available under a new guaranteed minimum withdrawal benefit Rider before you can purchase the new Rider.

     - Age Restrictions - Once you turn 81, you will not be eligible to purchase a new guaranteed minimum withdrawal benefit Rider.

     - Settlement Phase Restriction - Your Contract must not be in the "Settlement Phase" under an existing guaranteed minimum withdrawal benefit Rider for you to elect to purchase a new NY Income Plus for Life Series Rider. The "Settlement Phase" occurs only when your Contract Value declines to zero and your Current Rider still has guaranteed benefits.

We will deduct the fee for the new NY Income Plus for Life Rider on the first Contract Anniversary following the exchange and each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center to elect a NY Income Plus for Life Rider. You must do this by April 30, 2008, or any extension we permit.

Except as stated above, you may not elect more than one guaranteed minimum withdrawal benefit Rider for a Contract.

You may lose guaranteed lifetime income benefits, "accumulation benefits," "Bonuses," "Target Amount adjustments" and "Step-ups" under your existing guaranteed minimum withdrawal benefit Rider, and have a different Lifetime Income Date, if you purchase a new NY Income Plus for Life Rider.

(Please read the supplement to the annuity prospectus dated November 12, 2007 for information about the additional availability of guaranteed minimum withdrawal benefit riders after you purchase a Contract.)

HOW DOES THE CALCULATION OF THE GUARANTEED MINIMUM DEATH BENEFIT UNDER MY CONTRACT CHANGE IF I PURCHASE A NY INCOME PLUS FOR LIFE RIDER?

We always reduce the death benefit under your Contract if you take a withdrawal of Contract Value, whether or not you purchase a NY Income Plus for Life Rider. We change the way we reduce the Guaranteed Minimum Death Benefit under your Contract if you limit your withdrawals (including applicable withdrawal charges) during a Contract Year:

     - (for NY Income Plus for Life Riders purchased on or after the Covered Person attains age 61) to the Lifetime Income Amount; or,

     - (for NY Income Plus for Life Riders purchased before the Covered Person attains age 61) to 5% the Benefit Base each Contract Year before the Lifetime Income Date, and to the Lifetime Income Amount for each Contract Year after that.

In these circumstances, we will deduct the entire amount of the withdrawal (including any withdrawal charges) on a dollar for dollar basis from the Guaranteed Minimum Death Benefit. We will deduct any Excess Withdrawal on a pro rata basis from the Guaranteed Minimum Death Benefit. Pro rata means we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

     - the amount of the withdrawal (including applicable withdrawal charges); divided by

     -    the Contract Value before the withdrawal.

You should carefully review and compare the impact on death benefits under your current guaranteed minimum withdrawal benefit Rider to the impact on death benefits under a different guaranteed minimum withdrawal benefit Rider.

HOW DOES THE LIFE EXPECTANCY DISTRIBUTION PROGRAM WORK UNDER A NY INCOME PLUS FOR LIFE RIDER?

Please read the section entitled "VI. Optional Benefits" in the annuity prospectus for general information about our Life Expectancy Distribution Program. If you purchase a NY Income Plus for Life Rider before the Covered Person attains age 61, we will reduce your Benefit Base if you take withdrawals under this program before the Lifetime Income Date. We do this by subtracting the amount of each withdrawal under this program from the Benefit Base. We do not Reset the Benefit Base for withdrawals under our Life Expectancy Distribution program.

After the Lifetime Income Date, we will not Reset your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

DO YOU HAVE EXAMPLES TO ILLUSTRATE HOW THE NY INCOME PLUS FOR LIFE RIDER WORKS?

Yes, the following examples provide hypothetical illustrations of the benefits provided under the NY Income Plus for Life optional benefit Rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

(You should disregard the examples in the annuity prospectus and in the supplement to the annuity prospectus dated January 17, 2008. The examples in the annuity prospectus assume a Lifetime Income Date that differs from the Lifetime Income Date for the NY Income Plus for Life Rider, and the examples in the supplement use a rate to calculate the Lifetime Income Bonus that differs from the Lifetime Income Bonus rate for the NY Income Plus for Life Rider. )

EXAMPLES 1A, 1B, 1C AND 1D DEMONSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 51, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

                                                                                    BENEFIT BASE ON
                                    LIFETIME INCOME                                     CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS        AMOUNT       WITHDRAWAL TAKEN    BONUS       ANNIVERSARY
-------------   -----------------   ---------------   ----------------   ------     ---------------
   At issue          $100,000             N/A               $     0      $    0       $100,000(1)
       1                    0             N/A                     0       6,000(2)     106,000(3)
       2                    0             N/A                     0       6,000        112,000
       3                    0             N/A                     0       6,000        118,000
       4                    0             N/A                     0       6,000        124,000
       5                    0             N/A                     0       6,000        130,000
       6                    0             N/A                     0       6,000        136,000
       7                    0             N/A                     0       6,000        142,000
       8                    0             N/A                     0       6,000        148,000
       9                    0             N/A                     0       6,000        154,000
      10                    0             N/A                     0       6,000        160,000
      11                    0           8,000(4)              8,000           0        160,000
      12                    0           8,000                 8,000           0        160,000
      13                    0           8,000                 8,000           0        160,000
      14                    0           8,000                 8,000           0        160,000
      15                    0           8,000                 8,000           0        160,000
      20                    0           8,000                 8,000           0        160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 6% of the total Purchase Payments to date (.06 x $100,000 = $6,000).

(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 61. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $160,000 = $8,000)

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 61, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                                                                             LIFETIME INCOME
                                     BENEFIT BASE    LIFETIME INCOME                       BENEFIT BASE ON      AMOUNT ON
                                    AFTER PURCHASE     AMOUNT AFTER                            CONTRACT          CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS       PAYMENT      PURCHASE PAYMENT   WITHDRAWAL TAKEN     ANNIVERSARY       ANNIVERSARY
-------------   -----------------   --------------   ----------------   ----------------   ---------------   ---------------
   At issue        $100,000           $100,000           $5,000              $  --             $100,000           $5,000
      1              10,000(1)         110,000(1)         5,500(1)            5,500             110,000            5,500
      2              10,000(2)         114,500(2)         5,725(2)            5,725             114,500            5,725

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,500) = $114,500) The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $114,500 = $5,725).

EXAMPLE 1C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 61, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                                             HYPOTHETICAL
                                                                          CONTRACT VALUE ON
                                     LIFETIME INCOME                           CONTRACT       BENEFIT BASE ON
                                      AMOUNT AFTER                        ANNIVERSARY PRIOR       CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS   PURCHASE PAYMENT   WITHDRAWAL TAKEN      TO RIDER FEE       ANNIVERSARY
-------------   -----------------   ----------------   ----------------   -----------------   ---------------
   At issue          $100,000           $   --             $   --            $     --            $100,000
      1                     0            5,000              5,000             102,000             102,000(1)
      2                     0            5,100(1)           5,100(1)          103,514             103,514
      3                     0            5,176              5,176             105,020             105,020
      4                     0            5,251              5,251              94,013(2)          105,020(2)
      5                     0            5,251              5,251              78,793             105,020

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $102,000 = $5,100).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age 61, Additional Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

                LIFETIME INCOME
                 AMOUNT BEFORE    PURCHASE                          HYPOTHETICAL                   LIFETIME INCOME
CONTRACT YEAR     TRANSACTION     PAYMENTS      WITHDRAWAL TAKEN   CONTRACT VALUE   BENEFIT BASE        AMOUNT
-------------   ---------------   ---------     ----------------   --------------   ------------   ---------------
   At issue                       $ 100,000        $    --            $100,000       $100,000         $5,000
       1             5,000                0         10,000(1)           85,000         85,000(1)       4,250(1)
       2             4,250           10,000(2)           0              93,500         95,000(2)       4,750(2)
      12             4,750                0              0             120,000        120,000          6,000
      13             6,000           10,000(3)           0             130,000        130,000(3)       6,500(3)
      14             6,500                0          6,500             123,500        130,000          6,500
      15             6,500           10,000(4)           0             130,000        133,500(4)       6,675(4)
      16             6,675                0              0             125,000        133,500          6,675

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,000. The Benefit Base will be Reset to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). The Lifetime Income Amount will Reset to 5% of the new Benefit Base (.05 x $85,000 = $4,250).

(2) The Additional Payment of $10,000 in year 2 is the first Payment or Withdrawal since the Reset of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .05 x $95,000 = $4,750.

(3) The Additional Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .05 x $130,000 = $6,500.

(4) The Additional Payment of $10,000 in year 15 is reduced by the $6,500 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Payment. The new Benefit Base equals $133,500 ($130,000 + $10,000 - $6,500). The new Lifetime Income Amount is .05 x $133,500 = $6,675.

0308: 1303101   333-71072   333-138846
                333-70728   033-79112
                333-70850   333-83558
                333-71074   333-61283


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